Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

(16) Subsequent Events

Container Purchase

In January 2014, the Company concluded a purchase of approximately 24,146 containers that it had been managing for an institutional investor, including related net investment in direct financing and sales-type leases, for total purchase consideration of $34,649 (consisting of cash of $34,592 and elimination of the Company’s intangible asset for the management rights relinquished of $57). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$32,374
Net investment in direct financing and sales-type leases	2,275

$34,649

Dividend

On January 31, 2014, the Company’s board of directors approved and declared a quarterly cash dividend of $0.47 per share on the Company’s issued and outstanding common shares, payable on March 4, 2014 to shareholders of record as of February 21, 2014.

Other Subsequent Events

See Note 11 “Income Taxes” and Note 12 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments” for other subsequent events.